Nature of Operations and Basis of Presentation (Details)	3 Months Ended
Mar. 31, 2018 mi customer trains
Sabine Pass LNG Terminal [Member]
Nature of Operations and Basis of Presentation [Line Items]
Number of Liquefaction LNG Trains | trains	6
CTPL [Member]
Nature of Operations and Basis of Presentation [Line Items]
Length Of Natural Gas Pipeline | mi	94
SPLNG [Member] | Customer Concentration Risk [Member] | TUA Customers [Member]
Nature of Operations and Basis of Presentation [Line Items]
Concentration Risk, Number Of Significant Customers | customer	2